ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	Our accounts receivables consisted of the following:

	December 31,
	2016	2015
Accounts receivable	$225,314	$133,692
Less: Allowance for doubtful accounts	(43,100)	(9,139)
Total	$182,214	$124,553

Pueblo West Property [Member]
ACCOUNTS RECEIVABLE (Tables) [Line Items]
Schedule of Financing Receivables, Minimum Payments [Table Text Block]
Future minimum lease payments due to us for the lease of our cultivation property in a suburb of Pueblo, Colorado consist of:

Year ending December 31
2017	$112,753
2018	115,008
2019	117,308
2020	119,655
2021	126,548
$591,272